Accumulated Other Comprehensive Income Level 4 AOCI Rollforward (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jun. 01, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent	$ (6,680)	$ (5,810)	$ (2,005)	$ (3,185)	$ (2,552)	$ (2,541)	$ (1,767)	$ (6,680)
OCI, before Reclassifications, Net of Tax, Attributable to Parent			(196)	663	925
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent				99
Change in net unrealized gain on fixed maturities		(430)	(173)		890
Change in net gain on cash-flow hedging instruments		(18)	0		0
Change in foreign currency translation adjustments		1	2		(2)
OCI, net of tax		(447)	(171)	564	888
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	193				193
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		(774)	173	(1,282)	(717)		0	(1,022)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,204
OCI, before Reclassifications, Net of Tax, Attributable to Parent	11	(432)	(198)	665	927
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		(2)	25	(100)	(37)
Change in net unrealized gain on fixed maturities				565
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | Cumulative Effect, Period of Adoption, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Prior Period Reclassification Adjustment	182
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		14	0	1	0		0	(4)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	4
OCI, before Reclassifications, Net of Tax, Attributable to Parent		(13)	0	(1)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		5	0	0	0
Change in net gain on cash-flow hedging instruments				(1)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		2	(2)	0	0		0	3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(3)
OCI, before Reclassifications, Net of Tax, Attributable to Parent		1	2	0	(2)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		0	0		0
AOCI Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent	(1,205)	(758)	171	(1,281)	(717)	$ (717)	$ 0	$ (1,023)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,205
OCI, before Reclassifications, Net of Tax, Attributable to Parent		(444)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		3	25		37
OCI, net of tax		$ (447)	$ (171)	564	888
AOCI Attributable to Parent [Member] | Cumulative Effect, Period of Adoption, Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Prior Period Reclassification Adjustment	$ 182
AOCI, Gain (Loss), Debt Securities, Available-for-sale, with Allowance for Credit Loss, Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent				0	$ 0
OCI, before Reclassifications, Net of Tax, Attributable to Parent				(1)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent				$ (1)